Income Tax (Details) - Schedule of deferred tax - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets
Acquired in business combination
Temporary timing differences	22,878	23,415
Total deferred tax liabilities	1,533,643	2,137,066
On change of rates from 22.88% to 25.17%		5,283
Total deferred tax assets	126,624	447,787
Deferred tax assets [Member]
Deferred tax assets
Accelerated depreciation on tangible and intangible assets		64,922
Foreign currency translations of foreign subsidiary	103,746	357,171
Exchange rate difference		(3,004)
Deferred tax liabilities [Member]
Deferred tax assets
Accelerated depreciation on tangible and intangible assets	1,599,108	2,188,432
Foreign currency translations of foreign subsidiary
Exchange rate difference	$ (65,465)	$ (51,366)